Note 43 Insurance And Reinsurance Contracts In Income And Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance and reinsurance contracts in income and expense [Line Items]
Income arising from insurance contracts	€ 2,593	€ 2,497	€ 2,890
Expense arising from insurance contracts	(1,685)	(1,520)	(1,751)
Net income arising from insurance contracts	€ 908	€ 977	€ 1,138